CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (20,823)	$ (13,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of revolving line of credit commitment fee asset		61
Change in fair value of embedded derivative	(158)
Non-cash amortization of other debt discount	59	82
Provision for excess and obsolete inventory	402	807
Cancellation of purchase obligations		141
Stock-based compensation expense	7,735	1
Depreciation	12	32
Write-off of deferred offering costs		1,683
Loss on extinguishment of debt	359	1,541
Changes in operating assets and liabilities:
Accounts receivable	1,864	1,814
Inventory	(105)	(210)
Prepaid expenses and other assets	(256)	(491)
Accounts payable	921	558
Accrued expenses	(1,089)	707
Deferred revenue	601	(1,403)
Accrued interest	1,604	1,303
Net cash used in operating activities	(8,874)	(6,410)
Cash flows from investing activities:
Capital expenditures	(13)	(5)
Net cash used in investing activities	(13)	(5)
Cash flows from financing activities:
Proceeds from convertible notes	5,000
Repayment of revolving line of credit		(3,000)
Proceeds from other debt issuances	3,500	11,378
Fees paid for debt issuance	(18)	(151)
Repayment of other debt issuances	(5,524)	(2,239)
Proceeds from initial public offering, net of underwriting fees of $0.8 million	10,027
Fees paid for deferred offering costs	(2,537)	(402)
Fees paid to creditors		(2)
Proceeds from exercise of common stock options	34	3
Net cash provided by financing activities	10,482	5,587
Effects of exchange rate changes on cash and cash equivalents	141	(105)
Net decrease in cash, cash equivalents and restricted cash	1,736	(933)
Cash, cash equivalents and restricted cash, beginning of period	3,128	4,061
Cash, cash equivalents and restricted cash, end of period	4,864	3,128
Supplemental disclosure of cash flow information:
Cash paid for interest	1,704	1,457
Non-cash investing and financing activities:
Leased assets obtained in exchange for new operating lease liabilities	295
Accretion of NCNV preferred stock		5,903
Issuance of NCNV in exchange for related party debt and accrued interest	5,190	36,918
Issuance of SAFE agreements in exchange for accrued liabilities	3,250
Unpaid deferred offering costs		$ 120
Conversion of SAFE agreements into common stock in connection with initial public offering	3,250
Conversion of Series A preferred stock into common stock in connection with initial public offering	3,000
Conversion of convertible debt principal and interest payments into common stock	5,882
Conversion of temporary redeemable preferred stock into common stock in connection with initial public offering	$ 65,486